Financial Risk Management - Additional Information (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 252,817,000,000	₩ 172,907,000,000
Bonds	7,086,187,000,000	7,194,206,000,000
Transfers from level 2 to level 1	0
At cost [member]
Disclosure of detailed information about financial instruments [Line items]
Available-for-sale financial assets	₩ 199,903,000,000	₩ 194,600,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate	1.00%
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 707,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	228,300,000,000
Bonds	321,420,000,000
Equity investments [member]
Disclosure of detailed information about financial instruments [Line items]
Available-for-sale financial assets	₩ 734,487,000,000